Deferred Tax - Deferred Tax Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	$ 17.7	$ 7.5
Credited/(expensed) to the income statement	5.6	8.7
Recognised on acquisition	(4.9)	(2.0)
Credited to other comprehensive income & equity	23.8	3.5
Deferred tax asset (liability) at end of period	42.2	17.7
Deferred tax assets and liabilities [abstract]
Deferred tax asset	46.7	21.4	[1]	$ 7.6
Deferred tax liability	(4.5)	(3.7)	[2]	(0.1)
Deferred tax asset (liability)	42.2	17.7		7.5
Acquired Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	(1.1)	0.5
Credited/(expensed) to the income statement	1.1	0.2
Recognised on acquisition	(4.9)	(1.8)
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	(4.9)	(1.1)
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	(4.9)	(1.1)		0.5
Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	0.1	1.9
Credited/(expensed) to the income statement	1.6	(1.8)
Recognised on acquisition	0.0	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	1.7	0.1
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	1.7	0.1		1.9
Depreciation in excess of capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	(1.8)	(3.0)
Credited/(expensed) to the income statement	(0.8)	1.2
Recognised on acquisition	0.0	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	(2.6)	(1.8)
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	(2.6)	(1.8)		(3.0)
Lease accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	1.8	0.3
Credited/(expensed) to the income statement	0.4	1.5
Recognised on acquisition	0.0	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	2.2	1.8
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	2.2	1.8		0.3
Other short-term timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	6.2	2.4
Credited/(expensed) to the income statement	(2.4)	3.6
Recognised on acquisition	0.0	0.2
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	3.8	6.2
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	3.8	6.2		2.4
Prepayments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	0.0	(0.2)
Credited/(expensed) to the income statement	0.0	0.2
Recognised on acquisition	0.0	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	0.0	0.0
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	0.0	0.0		(0.2)
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	0.7	(0.3)
Credited/(expensed) to the income statement	(0.1)	(0.1)
Recognised on acquisition	0.0	0.0
Credited to other comprehensive income & equity	11.0	1.1
Deferred tax asset (liability) at end of period	11.6	0.7
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	11.6	0.7		(0.3)
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	11.8	4.7
Credited/(expensed) to the income statement	5.8	5.1
Recognised on acquisition	0.0	(0.4)
Credited to other comprehensive income & equity	12.8	2.4
Deferred tax asset (liability) at end of period	30.4	11.8
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	30.4	11.8		4.7
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	0.0	1.2
Credited/(expensed) to the income statement	0.0	(1.2)
Recognised on acquisition	0.0	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	0.0	0.0
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	$ 0.0	$ 0.0		$ 1.2

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information
[2]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information